Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 254,803	$ 39,163	¥ 136,429	¥ 292,017
Deferred	12,279	1,887	(103,800)	(6,475)
Income tax expense	¥ 267,082	$ 41,050	¥ 32,629	¥ 285,542